Share-Based Compensation (Details) - JPY (¥)			12 Months Ended
	Jul. 01, 2019	Feb. 05, 2019	Apr. 30, 2026	Apr. 30, 2024	Aug. 12, 2024
Share-Based Compensation [Line Items]
Expected lives			10 years
Description of share split		retrospectively restated the share split of 50-for-1 and 100-for-1 on July 16, 2019 and October 25, 2021
Risk free interest rate			0.14%
Dividend yield			0.00%
Expected volatility			69.10%
Restated for share split	retrospectively restated for the share split of 50-for-1 and 100-for-1 on July 16, 2019 and October 25, 2021, respectively) of the Company
Allocated share options (in Shares)					1,960,000
Share price (in Dollars per share)					¥ 50
Board of Directors [Member]
Share-Based Compensation [Line Items]
Expected lives		10 years
2019 Plan [Member]
Share-Based Compensation [Line Items]
Expected lives			10 years
Options exercisable (in Shares)		1,095,000
Risk free interest rate			0.14%
Dividend yield			0.00%
Expected volatility			69.10%
Share-based compensation expense (in Yen)				¥ 1,616,463
2019 Plan [Member] | Equity Option [Member]
Share-Based Compensation [Line Items]
Expected lives			10 years
Two Thousand Nineteen Trust-Type Plan [Member]
Share-Based Compensation [Line Items]
Expected lives	10 years
Options exercisable (in Shares)	2,000,000